Financial risk management and derivatives	12 Months Ended
Dec. 31, 2018
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Financial risk management and derivatives

22. Financial risk management and derivatives

Overview

The Group is exposed to financial risks that arise in relation to underlying business activities. These risks include: foreign exchange risk, interest rate risk, liquidity risk, credit risk and capital risk. There are Board approved policies in place to manage these risks. Treasury activities to manage these risks may include money market investments, repurchase agreements, spot and forward foreign exchange instruments, currency swaps, interest rate swaps and forward rate agreements.

Market risk

Foreign exchange risk

The US dollar is the predominant currency of the Group’s revenue and cash flows. Movements in foreign exchange rates can affect the Group’s reported profit, net liabilities and its interest cover. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s reported debt has an exposure to borrowings held in pounds sterling and euros.

Foreign exchange hedging

The Group uses short-dated foreign exchange swaps to manage sterling surplus cash and reduce US dollar borrowings whilst maintaining operational flexibility. At 31 December 2018, the Group held short-dated foreign exchange swaps with principals of $100m (2017: $30m).

From time to time, the Group hedges a portion of forecast foreign currency income by taking out forward exchange contracts. The designated risk is the spot foreign exchange risk. There were no such contracts in place at either 31 December 2018 or 31 December 2017.

At 31 December 2018, the Group held currency swaps with a principal of £436m. These swaps were transacted at the same time as the €500m 2.125% bonds were issued in November 2018 in order to swap the bonds‘ proceeds and interest flows into sterling. Under the terms of the swaps, £436m was borrowed and €500m deposited for eight and a half years at a fixed exchange rate of £1 = €1.15. The fair value of the currency swap comprises two components: $15m gain relating to exchange movements on the underlying principal and $8m loss relating to other fair value movements. The fair value movement has been recorded in the cash flow hedging reserve and there was no material hedge ineffectiveness. The element relating to the underlying principal is disclosed as a component of net debt (see note 21).

These derivative financial instruments are recorded in the Group statement of financial position at their fair values (see note 23) as follows:

	2018 $m	2017 $m
Currency swaps[a]	7	—
Forward foreign exchange contracts[b]	1	—

	8	—

Analysed as:
Non-current assets	7	—
Current assets	1	—

	8	—

[a]	Designated as a cash flow hedge.
[b]	Designated as net investment hedges.

Hedge of net investment in foreign operations

Wherever possible, the Group matches the currency of its debt (either directly or via derivatives) to the currency of its net assets, whilst maximising the amount of US dollars borrowed to reflect the predominant trading currency. However US dollars are only borrowed to the extent that hedge accounting can be achieved.

The Group designates certain foreign currency bank borrowings and currency derivatives as net investment hedges of foreign operations. The designated risk is the spot foreign exchange risk for loans and short-dated derivatives. The interest on these financial instruments is taken through financial income or expense.

The maximum amount of foreign exchange derivatives held during the year as net investment hedges and measured at calendar quarter ends were short-dated foreign exchange swaps with principals of $100m (2017: $160m).

Hedge effectiveness is measured at calendar quarter ends. No ineffectiveness arose in respect of the Group’s net investment hedges during the current or prior year.

Cash flow hedging

The currency swaps are designated as hedging instruments in cash flow hedges of the exposure to foreign exchange risk on the €500m 2.125% bonds. The change in value of the hedged item used as the basis for recognising hedge ineffectiveness for the period was $9m. Amounts recognised in the cash flow hedging reserve are analysed in note 27.

Interest rate risk

The Group is exposed to interest rate risk in relation to its fixed and floating rate borrowings. The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months. With the exception of overdrafts, 100% of borrowings were fixed rate debt at 31 December 2018 (2017: 86%).

Interest rate hedging

If required, the Group uses interest rate swaps to manage the exposure. The Group designates interest rate swaps as cash flow hedges. No interest rate swaps were used to manage interest rate exposure during 2018, 2017 or 2016.

The following table shows the impact of a general strengthening in the US dollar against sterling and euro on the Group’s profit before tax and net liabilities, and the impact of a rise in US dollar, euro and sterling interest rates on the Group’s profit before tax.

The impact of the strengthening in the euro against sterling on net liabilities is also shown, as this impacts the fair value of the currency swaps.

		2018 $m	2017 $m	2016 $m
Increase/(decrease) in profit before tax
Sterling: US dollar exchange rate	5¢ fall	4.1	4.0	5.2
Euro: US dollar exchange rate	5¢ fall	(2.4)	(2.1)	(2.2)
US dollar interest rates	1% increase	(0.9)	(2.9)	(1.8)
Sterling interest rates	1% increase	5.5	0.3	1.3
Decrease/(increase) in net liabilities
Sterling: US dollar exchange rate	5¢ fall	25.8	44.1	47.2
Euro: US dollar exchange rate	5¢ fall	23.1	(4.1)	(5.5)
Sterling: euro exchange rate	5¢ fall	31.9	—	—

The impact of a weakening in the US dollar or a fall in interest rates would be the reverse of the above values.

Interest rate sensitivities are calculated based on the year-end net debt position.

Liquidity risk

The Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations.

Cash and cash equivalents is held in short-term deposits, repurchase agreements, and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $2m (2017: $3m) is held in countries where repatriation is restricted as a result of foreign exchange regulations.

Medium and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note 20. Short-term borrowing requirements may be met from drawings under uncommitted overdrafts and facilities.

The Syndicated and Bilateral Facilities contain two financial covenants: interest cover and net debt divided by operating profit before exceptional items, depreciation and amortisation and System Fund revenue and expenses. The Group has been in compliance with all of the financial covenants in its loan documents throughout the year and expects to continue to have significant headroom for the foreseeable future.

The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. The payment profile of contingent consideration has been based on management’s forecasts and could in reality be different from expectations.

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2018
Non-derivative financial liabilities:
Deferred and contingent consideration	7	8	37	262	314
Bank overdrafts	104	0	0	0	104
£400m 3.875% bonds 2022	20	20	550	0	590
£300m 3.75% bonds 2025	14	14	43	412	483
£350m 2.125% bonds 2026	10	10	28	475	523
€500m 2.125% bonds 2027	6	12	37	621	676
Finance lease obligations	16	16	56	3,212	3,300
Trade and other payables	611	5	9	20	645
Derivative financial liabilities:
Forward foreign exchange contracts	(1)	0	0	0	(1)
Currency swaps hedging €500m 2.125% bonds 2027 outflows	20	20	58	625	723
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(6)	(12)	(37)	(621)	(676)

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2017
Non-derivative financial liabilities:
Bank overdrafts	110	—	—	—	110
Unsecured bank loans	264	—	—	—	264
£400m 3.875% bonds 2022	21	21	601	—	643
£300m 3.75% bonds 2025	15	15	46	445	521
£350m 2.125% bonds 2026	10	10	30	510	560
Finance lease obligations	16	16	51	3,234	3,317
Trade and other payables	597	5	11	20	633

Credit risk

Credit risk on treasury transactions is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a BBB credit rating or better or those providing adequate security. The Group uses long-term credit ratings from Standard and Poor’s, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.

Short-term deposits

The table below analyses the Group’s short-term deposits at 31 December 2018 by counterparty credit rating.

	AAA	AA-	A	Total
Short term deposits	76	70	88	234

Repurchase agreements

The Group invests in repurchase agreements, which are fully collateralised investments, with a maturity of three months or less. The Group accepts only government or supranational bonds where the lowest credit rating is AA- or better as collateral. In the event of default, ownership of these securities would revert to the Group. The securities held as collateral are to protect against default by the counterparty. The table below contains information about the collateral held as security at 31 December 2018.

Collateral by type	2018
Government bonds	60
Supranational bonds	208

268

Collateral by credit rating	2018
AAA	207
AA	34
AA-	27

268

In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.

The Group trades only with recognised, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures.

In respect of credit risk arising from financial assets, the Group’s exposure to credit risk arises from default of the counterparty, with a maximum exposure equal to the carrying amount of these instruments.

The carrying amount of financial assets represents the maximum exposure to credit risk.

	Note	2018 $m	2017 $m
Cash and cash equivalents	(17)	704	168
Derivative financial instruments	(22)	8	—
Financial assets measured at amortised cost:
Other financial assets	(15)	145	117
Trade and other receivables, excluding prepayments	(16)	502	477

		1,359	762

Capital risk management

The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure consists of net debt, issued share capital and reserves totalling $445m at 31 December 2018 (2017: $543m restated). The structure is managed to maintain an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, whilst maintaining maximum operational flexibility. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed. Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders. The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by EBITDA, with the objective of maintaining an investment grade credit rating.